Note 7 - Balance Sheet Disclosures - Other Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
PayPal reserve	€ 6,000	€ 4,655
Receivables from crowdfunding and deposits	169	179
Debtors creditors	26	539
Current trade receivables	20	0
Current receivables (affiliated companies)	11	11
Other	7	20
Total	€ 6,233	€ 5,404